GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of carrying value of goodwill
Total
US$
Balance as of December 31, 2013	76,020
Increase in goodwill related to acquisition	243,916
Foreign currency translation adjustment	488
Balance as of December 31, 2014	320,424
Increase in goodwill related to acquisition	21,483
Decrease in goodwill related to disposal	(2,033)
Impairment loss	(2,241)
Foreign currency translation adjustment	(18,353)
Balance as of December 31, 2015	319,280